Revenue	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Revenue
NOTE 7. REVENUE
For the nine-month periods ended September 30, 2021 and 2020, revenues from sales to third parties were as follows:

A.	Revenue disaggregation

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	190,703,167	—	—	163,210,462	3,220,503	357,134,132
Other		97,011,172	—	—	8,634,286	426,538	106,071,996
Europe		47,753,474	—	—	1,410,469	—	49,163,943
Local		210,115	493,236,168	2,134,218	36,207,403	5,540,604	537,328,508

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Geographical market 2020
United States	Ps.	129,993,896	—	—	93,364,619	211,184	223,569,699
Other		28,726,798	—	—	5,146,621	1,954,164	35,827,583
Europe		62,710,943	—	—	606,844	18,898	63,336,685
Local		270,163	360,795,575	3,230,746	13,442,548	4,361,337	382,100,369

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

Major products and services 2021
Crude oil	Ps.	335,467,813	—	—	3,465,416	—	338,933,229
Gas		136,732	80,937,016	—	52,260,340	—	133,334,088
Refined petroleum products		—	400,547,323	—	139,154,419	—	539,701,742
Other		—	11,315,992	—	13,756,790	9,178,781	34,251,563
Services		73,383	435,837	2,134,218	825,655	8,864	3,477,957

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Major products and services 2020
Crude oil		221,431,637	—	—	—	—	221,431,637
Gas		176,001	40,644,697	—	23,937,451	—	64,758,149
Refined petroleum products		—	312,270,553	—	87,321,183	—	399,591,736
Other		—	7,797,268	—	1,227,141	6,487,350	15,511,759
Services		94,162	83,057	3,230,746	74,857	58,233	3,541,055

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

Timing of revenue recognition 2021
Products transferred at a point in time		335,604,545	452,221,209	2,134,218	208,636,965	9,178,783	1,007,775,720
Products and services transferred over the time		73,383	41,014,959	—	825,655	8,862	41,922,859

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Timing of revenue recognition 2020
Products transferred at a point in time		221,701,800	341,485,996	—	112,485,775	15,004	675,688,575
Products and services transferred over the time		—	19,309,579	3,230,746	74,857	6,530,579	29,145,761

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

For the three-month period ended September 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	73,764,760	—	—	62,211,796	1,752,012	137,728,568
Other		37,747,348	—	—	855,572	99,783	38,702,703
Europe		17,327,071	—	—	13,747	—	17,340,818
Local		89,370	174,624,189	726,852	13,368,245	2,128,962	190,937,618

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

Geographical market 2020
United States	Ps.	46,923,793	—	—	34,190,567	211,184	81,325,544
Other		13,074,867	—	—	1,109,253	1,028,960	15,213,080
Europe		20,954,287	—	—	314,688	—	21,268,975
Local		82,930	113,690,200	1,011,470	5,231,682	1,207,280	121,223,562

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

Major products and services 2021
Crude oil	Ps.	128,839,179	—	—	3,442,278	—	132,281,457
Gas		58,749	26,658,180	—	18,437,211	—	45,154,140
Refined petroleum products		—	143,534,048	—	42,274,060	—	185,808,108
Other		—	4,170,693	—	11,901,859	3,979,220	20,051,772
Services		30,621	261,268	726,852	393,952	1,537	1,414,230

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

2020
Crude oil		80,952,947	—	—	—	—	80,952,947
Gas		54,400	14,082,711	—	7,710,869	—	21,847,980
Refined petroleum products		—	97,540,381	—	33,037,338	—	130,577,719
Other		—	2,044,539	—	70,848	2,416,299	4,531,686
Services		28,530	22,569	1,011,470	27,135	31,125	1,120,829

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

Timing of revenue recognition 2021
Products transferred at a point in time		128,897,928	163,799,735	726,852	76,055,408	3,979,222	373,459,145
Products and services transferred over the time		30,621	10,824,454	—	393,952	1,535	11,250,562

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

Timing of revenue recognition 2020
Products transferred at a point in time		81,101,509	94,441,109	—	40,819,055	(4,056,047)	212,305,626
Products and services transferred over the time		(65,632)	19,249,091	1,011,470	27,135	6,503,471	26,725,535

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.

The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.

Revenue is initially measured by estimating variables such as quality and volume claims, delays in boarding etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.

The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the
Comisión Reguladora de Energía
(Energy Regulatory Commission or “CRE”). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.

The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.	Accounts receivable in the statement of financial position
As of September 30, 2021 and December 31, 2020, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 100,731,652 and Ps. 68,382,413, respectively (see Note
10-A).

C.	Practical expedients

i.	Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii.	Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.